Supplemental Oil And Gas Disclosure (Unaudited) (Details)	12 Months Ended
	Mar. 31, 2015 bbl
Oil (MBbls) [Member]
Reserve Quantities [Line Items]
Estimated proved reserves	0
Purchase of proved reserves	488	[1]
Extensions and discoveries	0
Production	0
Disposition of properties	0
Estimated proved reserves	488
Natural Gas (MMcf) [Member]
Reserve Quantities [Line Items]
Estimated proved reserves	0
Purchase of proved reserves	0	[1]
Extensions and discoveries	0
Production	0
Disposition of properties	0
Estimated proved reserves	0

[1]	The Company purchased Western Interior Oil and Gas Corporation at March 31, 2015.